UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2003
Institutional Investment Manager Filing this Report:
	Name:		GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
			Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	October 8, 2003

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total:	24,974,000

FORM 13F INFORMATION TABLE
				TITLE/		VALUE	SHARES	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
----------------------  -----   ---------       -----	------- -----   ----	----
AMERICAN STATES WATER	COM	029899101	731	 31000	15000	0	16000
BJ'S WHOLESALE INC	COM	05548J106	1143	 59000	24000	0	35000
CENDANT CORPORATION	COM	151313103	1065	 57000	27000	0	30000
COMCAST CORPORATION	COM	20030N200	1008	 34000	12000	0	22000
EL PASO CORPORATION	COM	28336L109	781	107000	32000	0	75000
FOREST OIL CORPORATION	COM	346091705	1006	 42000	16000	0	26000
FREMONT GENERAL CORP	COM	357288109	1779	140000	65000	0	75000
GREY WOLF INCORPORATED	COM	397888108	800	230000	112000	0	118000
HANOVER COMPRESSOR	COM	410768105	713	 72000	32000	0	40000
HEALTH CARE R E I T	COM	42217K106	925	 30000	15000	0	15000
HEARST-ARGYLE TELEV	COM	453258402	968	 40000	15000	0	25000
LTC PROPERTIES INC	COM	502175102	1390	120000	45000	0	75000
MANOR CARE INCORPORATED	COM	564055101	1320	 44000	14000	0	30000
OMEGA HEALTHCARE REIT	COM	681936100	1267	165000	65000	0	100000
ONEOK INCORPORATED	COM	682680103	807	 40000	20000	0	20000
OWENS-ILLINOIS INC	COM	690768403	1096	 96000	36000	0	60000
RH DONNELLEY INCORP	COM	74955W307	1010	 25000	10000	0	15000
RANGE RESOURCES INC	COM	75281A109	1060	155000	70000	0	85000
SIERRA HEALTH SVCS	COM	826322109	1027	 50000	25000	0	25000
SIERRA PACIFIC RESOUR	COM	826428104	485	100000	0	0	100000
SOUTHWEST GAS CORP	COM	844895102	772	 34000	16000	0	18000
SUPERIOR ENERGY SVCS	COM	868157108	882	 90000	45000	0	45000
TIDEWATER INCORPORA	COM	886423102	991	 35000	12000	0	23000
VENTAS INCORPORATED	COM	92276F100	942	 55000	25000	0	30000
XCEL ENERGY INCORP	COM	98389B100	1006	 65000	20000	0	45000